SHARE- BASED COMPENSATION (Schedule of Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2022 Shares $ / shares
0.48 - 1.76 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	1,521,302
Weighted average remaining contractual life (in Yrs.)	7 years 6 months
Weighted average exercise price | $ / shares	$ 1.17
1.85 - 3.42 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	1,057,322
Weighted average remaining contractual life (in Yrs.)	7 years 10 days
Weighted average exercise price | $ / shares	$ 2.61
3.61 - 5.88 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	724,400
Weighted average remaining contractual life (in Yrs.)	4 years 11 months 1 day
Weighted average exercise price | $ / shares	$ 5.07
7.09 -11.26 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	371,000
Weighted average remaining contractual life (in Yrs.)	2 years 3 months 29 days
Weighted average exercise price | $ / shares	$ 9.88
12.07 - 18.34 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	362,000
Weighted average remaining contractual life (in Yrs.)	6 months 29 days
Weighted average exercise price | $ / shares	$ 13.62
Total [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	4,036,024
Weighted average remaining contractual life (in Yrs.)	5 years 9 months 25 days
Weighted average exercise price | $ / shares	$ 4.17